Note 12 - Derivative Warrant Liabilities - Reconciliation (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Balance – beginning of period	$ 6,426
Balance – end of period	16,263	$ 6,426
Warrant liabilities issued May 2018 [member]
Statement Line Items [Line Items]
Balance – beginning of period
Issued during period	4,272
Exercised during period	(722)
Change in fair value of derivative warrant liabilities	4,696
Balance – end of period	$ 8,246
Fair value per share issuable (in CAD per share)	$ 0.81
Warrant liabilities issued December 27, 2017 [member]
Statement Line Items [Line Items]
Balance – beginning of period	$ 6,405
Issued during period		5,873
Exercised during period
Change in fair value of derivative warrant liabilities	1,612	532
Balance – end of period	$ 8,017	$ 6,405
Fair value per share issuable (in CAD per share)	$ 0.82	$ 0.65
Warrant liabilities issued December 3, 2013 [member]
Statement Line Items [Line Items]
Balance – beginning of period	$ 21	$ 209
Issued during period
Exercised during period
Change in fair value of derivative warrant liabilities	(21)	(188)
Balance – end of period		$ 21
Fair value per share issuable (in CAD per share)		$ 0.01